Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Mar. 31, 2022	$ 30,000	$ 2,934,595	$ 7,264,531	$ (34,024)	$ 10,195,102
Balance (in Shares) at Mar. 31, 2022	30,000,000
Net income			1,838,183		1,838,183
Foreign currency translation adjustment				(14,800)	(14,800)
Balance at Sep. 30, 2022	$ 35,005	25,423,909	9,102,714	(48,824)	34,512,849
Balance (in Shares) at Sep. 30, 2022	35,050,000
Issuance of common shares pursuant to initial public offering (“IPO”), net of offering cost of	$ 5,000	22,489,364			22,494,364
Issuance of common shares pursuant to initial public offering (“IPO”), net of offering cost of (in Shares)	5,000,000
Issuance of common shares to a service provider for successful IPO	$ 50	(50)
Issuance of common shares to a service provider for successful IPO (in Shares)	50,000
Balance at Mar. 31, 2023	$ 35,005	25,172,567	10,662,274	81,477	35,951,323
Balance (in Shares) at Mar. 31, 2023	35,004,635
Share-based compensation	$ 5	11,742			$ 11,747
Share-based compensation (in Shares)	4,194				4,194
Acquisition of a subsidiary			(700,000)		$ (700,000)
Net income			3,667,133		3,667,133
Foreign currency translation adjustment				58,539	58,539
Balance at Sep. 30, 2023	$ 35,010	$ 25,184,309	$ 13,629,407	$ 140,016	$ 38,988,742
Balance (in Shares) at Sep. 30, 2023	35,008,829